Leases (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Right-of-use assets
Properties	¥ 89,574,000	¥ 144,001,000
Lease liabilities
Non current	44,553,000	97,473,000
Current	47,030,000	57,417,000
Lease liabilities	91,583,000	154,890,000
Additions to the right-of-use assets during the year	¥ 76,534,000	¥ 118,030,000
Weighted average lessee's incremental borrowing rate	4.79%	4.84%